Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Summary of information about receivables

	2023 US$m	2022 US$m

(a) Receivables (current)
Trade receivables 1	963	1,067
Other receivables 1	456	381
Loans receivable	73	76
Lease receivables	24	35
Interest receivable	1	19

	1,517	1,578

(b) Receivables (non-current)
Other receivables	21	75
Loans receivable	771	724
Lease receivables	47	46

	839	845

1.	Interest-free and settlement terms are usually between 14 and 30 days.